Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		$ 9,026
Net book value at ending of the year		9,245	$ 9,026
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		12,732	6,332
Transfers from E&E (Note 10)		9,514
Acquisition of Arena Minerals (Note 7)		55	4,211
Additions		124,186	2,189
Disposals		(380)
Assets distributed upon separation (Note 4)		(134,732)
Net book value at ending of the year		11,375	12,732
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(3,706)	(1,964)
Depreciation for the period		2,140	1,742
Disposals		166
Assets distributed upon separation (Note 4)		(3,550)
Net book value at ending of the year		(2,130)	(3,706)
Thacker Pass Project
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		0
Net book value at ending of the year		0	0
Thacker Pass Project | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		0	0
Transfers from E&E (Note 10)		9,514
Acquisition of Arena Minerals (Note 7)		0	0
Additions		118,454	0
Disposals		0
Assets distributed upon separation (Note 4)		(127,968)
Net book value at ending of the year		0	0
Thacker Pass Project | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		0	0
Depreciation for the period		0	0
Disposals		0
Assets distributed upon separation (Note 4)		0
Net book value at ending of the year		0	0
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		1,568
Net book value at ending of the year		4,857	1,568
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		1,674	0
Transfers from E&E (Note 10)		0
Acquisition of Arena Minerals (Note 7)		0	1,571
Additions		3,529	103
Disposals		0
Assets distributed upon separation (Note 4)		0
Net book value at ending of the year		5,203	1,674
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(106)	0
Depreciation for the period		240	106
Disposals		0
Assets distributed upon separation (Note 4)		0
Net book value at ending of the year		(346)	(106)
Equipment and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		3,664
Net book value at ending of the year		2,576	3,664
Equipment and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		4,991	1,316
Transfers from E&E (Note 10)		0
Acquisition of Arena Minerals (Note 7)		0	2,640
Additions		239	1,035
Disposals		(98)
Assets distributed upon separation (Note 4)		(2,416)
Net book value at ending of the year		2,716	4,991
Equipment and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(1,327)	(814)
Depreciation for the period		466	513
Disposals		0
Assets distributed upon separation (Note 4)		(1,653)
Net book value at ending of the year		(140)	(1,327)
Other
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[1]	3,794
Net book value at ending of the year	[1]	1,812	3,794
Other | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[1]	6,067	5,016
Transfers from E&E (Note 10)	[1]	0
Acquisition of Arena Minerals (Note 7)	[1]	55	0
Additions	[1]	1,964	1,051
Disposals	[1]	(282)
Assets distributed upon separation (Note 4)	[1]	(4,348)
Net book value at ending of the year	[1]	3,456	6,067
Other | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[1]	(2,273)	(1,150)
Depreciation for the period	[1]	1,434	1,123
Disposals	[1]	166
Assets distributed upon separation (Note 4)	[1]	(1,897)
Net book value at ending of the year	[1]	$ (1,644)	$ (2,273)

[1]	[1] The “Other” category includes right of use assets with a cost of $1,996 and $463 of accumulated depreciation as at December 31, 2023.